GOODWILL (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) reportingUnit	Dec. 31, 2020 USD ($)
Changes in the carrying amount of goodwill
Balance at beginning of year	$ 175,545,000	$ 154,381,000
Goodwill acquired	0	11,076,000
Foreign currency translation adjustments	(8,166,000)	10,088,000
Balance at end of year	$ 167,379,000	175,545,000
Number of reporting units | reportingUnit	2
Impairment loss	$ 0	0
loT Solutions
Changes in the carrying amount of goodwill
Balance at beginning of year	78,418,000
Balance at end of year	70,747,000	78,418,000
Enterprise Solutions
Changes in the carrying amount of goodwill
Balance at beginning of year	97,127,000
Balance at end of year	$ 96,632,000	$ 97,127,000